LONG-TERM PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2025
LONG TERM PREPAYMENTS AND OTHER ASSETS [Abstract]
LONG-TERM PREPAYMENTS AND OTHER ASSETS
4.	LONG-TERM PREPAYMENTS AND OTHER ASSETS
The Company is required to pay certain amounts of deposits to airline companies and hotel suppliers. The Company is also required to pay deposits to local travel bureaus as a pledge for insurance of traveler’s safety.
Components of long-term prepayments and other assets as of December 31, 2024 and 2025 were as follows (RMB in millions):

	2024	2025
Deposits paid to airline suppliers	209	270
Deposit paid to lessor	50	59
Other deposit	67	76
Prepayment for acquisition of property and equipment	93	146
Other	35	49

Total	454	600